FORM N-SAR
                                  ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES

Report for fiscal year ending:               12/31/2003

Is this a transition report?                 N

Is this an amendment to a previous filing?   N

1.   A. Registrant name:                   PLI Funds Investment Plans
     B. File Number:                       811-00769
     C. Telephone Number:                  713-260-9000

2.   A. Street:                            5847 San Felipe, Suite 4100
     B. City:                              Houston
     C. State:                             Texas
     D. Zip:                               77057

3.   Is this the forst filing on this form by registrant?          Y/N       N

4.   Is this the last filing on this form by registrant?           Y/N       N

5.   Is Registrant a small business investment company (SBIC)?     Y/N       Y

6.   Is Registrant a unit investment trust (UIT)?                  Y/N       Y

7.   A. Is registrant a series or multiple portfolio company?      Y/N       N

     B. How many separate series or prtfolios did Regisrtant have
        at the end of the period?                                           N/A

List oppisite the appropriate description below the number of series of whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total asets at market value as of a date at of near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                                                           Total Income
                                     Number of         Total Assets       Distributions
                                 Series Investing    ($000's Omitted)    ($000's Omitted)
                                 ----------------    ----------------    ----------------
127      Investment company
 I       equity securities               1                6,112                 7.6

131.     Total expenses incurred by all series of Registrant
         during the current reporting period (000's omitted)       $        82